Equity Method Investments (Ecogas Holdings) (Narrative) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Vessels	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Feb. 08, 2024 Vessels
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 58,382		$ 53,875
Gain/(loss) from equity method investments	(418)	$ (747)
Number of vessels under construction | Vessels				2
Ecogas Holdings AS [Member] | Diana Gas, Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Commitment amount	18,464
Equity method investments	$ 11,719		8,754
Equity method investment, ownership percentage	80.00%
Gain/(loss) from equity method investments	$ (218)
Equity method investment, voting rights	50.00%
Number of vessels under construction | Vessels	2
Capital contributions to equity method investments	$ 13,384		$ 10,248